UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    MAY 14, 2009


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            	 76

Form 13F Information Table Entry Total:         731,610

Form 13F Information Table Value Total:        (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE


					Title of		Value 		Shares/		SH/	PUT/	Invtmnt	Other	      Voting Authority
Issuer					Class	CUSIP		* $1000		PRN Amount	PRN	CALL	Dscretn	Mgrs	Sole	  Shared    None
ADC TELECOMMUNICATIONS 3.5% 7/15	CB	000886AE1	1,886		4,000,000	PRN		SOLE		4,000,000
ADC TELECOMMUNICATIONS 3.5% 7/17	CB	000886AF8	4,422		9,750,000	PRN		SOLE		9,750,000
LUCENT TECH. 2.75% 6/23			CB	549463AG2	27,738		31,700,000	PRN		SOLE		31,700,000
AMGEN INC 0.125% 2/11 			CB	031162AN0	23,345		25,000,000	PRN		SOLE		25,000,000
Alternative ASSET MANAGEMENT		CS	02149U101	3,976		412,900		SH		SOLE		412,900
BRANDYWINE OPER PRTNRSHIP 3.875% 10/26	CB	105340AH6	8,100		12,000,000	PRN		SOLE		12,000,000
GENERAL CABLE CORP 0.875% 11/13		CB	369300AD0	15,669		22,600,000	PRN		SOLE		22,600,000
PEABODY ENERGY CORP 4.75% 12/41		CB	704549AG9	3,500		5,000,000	PRN		SOLE		5,000,000
Boston PPTYS LTD PRTNR 2.875% 2/37	CB	10112RAK0	33,160		42,500,000	PRN		SOLE		42,500,000
CITIGROUP INC				OC	172967101	759		3,000			CALL	SOLE		3,000
CONTINENTAL AIRLINES CL B		CS	210795308	1,429		162,151		SH		SOLE		162,151
COEUR DALENE MINES CORP			CS	192108108	27		28,200		SH		SOLE		28,200
BRINK'S HOME SECURITY HOLDINGS		CS	109699108	8,758		387,529		SH		SOLE		387,529
CIT GROUP INC				PS	125581603	1,399		76,874		SH		SOLE		76,874
VALE CAPITAL LTD			PS	91912C208	8,120		277,517		SH		SOLE		277,517
CHINA MED TECHNOLOGIES INC 3.5%	11/11	CB	169483AB0	4,345		7,250,000	PRN		SOLE		7,250,000
CITRIX SYSTEMS INC			CS	177376100	5,462		241,581		SH		SOLE		241,581
COVANTA HOLDING CORP			CS	22282E102	4,607		351,933		SH		SOLE		351,933
CV THERAPEUTICS				CS	126667104	19,177		965,625		SH		SOLE		965,625
Delta Airlines				CS	247361702	649		115,346		SH		SOLE		115,346
POWERSHARES DB COMMODITY INDEX		CS	73935S105	2,000		100,000		SH		SOLE		100,000
GENENTECH INC				CS	368710406	47,485		500,000		SH		SOLE		500,000
DST SYS INC DEL	4.125% 8/23		CB	233326AB3	31,967		33,000,000	PRN		SOLE		33,000,000
DEUTSHE TELEKOM 			CS	251566105	11,923		965,398		SH		SOLE		965,398
EASTMAN KODAK CO 3.375% 10/33		CB	277461BE8	2,295		3,000,000	PRN		SOLE		3,000,000
ELITE PHARMACEUTICALS INC 		CS	28659T200	4		32,637		SH		SOLE		32,637
E M C CORP MASS	1.75% 12/11		CB	268648AK8	10,001		10,000,000	PRN		SOLE		10,000,000
ENTERTAINMENT PPTYS TR			PS	29380T402	511		67,850		SH		SOLE		67,850
SAPPHIRE INDUSTRIALS CORP		CS	80306T109	5,623		590,000		SH		SOLE		590,000
GLOBAL CONSUMER ACQUISITION		CS	378983100	1,953		206,200		SH		SOLE		206,200
SPDR GOLD TRUST				CS	78463V107	7,295		80,800		SH		SOLE		80,800
SPRD GOLD TRUST				OC	78463v107	2,257		250			CALL	SOLE		250
GENWORTH FINANCIAL INC EQUITY		CS	37247D106	1,900		1,000,000	SH		SOLE		1,000,000
ISHARES TR				CS	464288513	3,184		46,955		SH		SOLE		46,955
JA SOLAR HOLDINGS CO LTD 4.5% 5/13	CB	466090AA5	1,003		2,000,000	PRN		SOLE		2,000,000
JA SOLAR HOLDINGS CO LTD ADR		CS	466090107	55		16,400		SH		SOLE		16,400
SPDR KBW BANK ETF			CS	78464A797	2,161		155,900		SH		SOLE		155,900
LIBERTY ACQUISTION HOLDINGS		CS	53015Y107	3,915		435,000		SH		SOLE		435,000
Linn Energy LLC				CS	536020100	1,226		82,500		SH		SOLE		82,500
LORILLARD INC				CS	544147101	2,470		40,000		SH		SOLE		40,000
LOUISIANA-PACIFIC CORP			CS	546347105	3,132		1,404,436	SH		SOLE		1,404,436
MEDTRONIC INC	1.5% 4/11		CB	585055AL0	3,772		4,000,000	PRN		SOLE		4,000,000
MEDTRONIC INC	1.625% 4/13		CB	585055AM8	4,430		5,000,000	PRN		SOLE		5,000,000
McGrAW-HILL COS INC			CS	580645109	1,315		57,500		SH		SOLE		57,500
MEAD JOHNSON NUTRITION CO A		CS	582839106	289		10,000		SH		SOLE		10,000
MCMORAN EXPLORATION CO			PS	582411500	2,175		50,000		SH		SOLE		50,000
MOTOROLA INC				CS	620076109	15,553		3,676,725	SH		SOLE		3,676,725
MYLAN INC				PS	628530206	50,665		58,827		SH		SOLE		58,827
NAVISTAR INTERNATIONAL CORP		CS	63934E108	3,159		94,400		SH		SOLE		94,400
Nuance Communications Inc		CS	67020Y100	4,922		454,490		SH		SOLE		454,490
Nexen Inc				CS	65334H102	6,679		393,783		SH		SOLE		393,783
NETEZZA CORP				CS	64111N101	144		21,170		SH		SOLE		21,170
PFIZER INC				CS	717081103	32,624		2,395,321	SH		SOLE		2,395,321
QWEST COMMUNICATIONS			CS	749121109	2,656		776,508		SH		SOLE		776,508
TRANSOCEAN INC	1.625% 12/37		CB	893830AU3	9,260		10,000,000	PRN		SOLE		10,000,000
TRANSOCEAN INC	1.5%   12/37		CB	893830AV1	78,113		90,500,000	PRN		SOLE		90,500,000
TRANSOCEAN INC	1.5%   12/37		CB	893830aw9	8,298		10,000,000	PRN		SOLE		10,000,000
ROHM AND HAAS CO			CS	775371107	81,066		1,028,240	SH		SOLE		1,028,240
SIX FLAGS INC 7.25% 8/09		CNVPFD	83001P505	1,030		1,561,356	SH		SOLE		1,561,356
SLM CORP				CS	78442P106	8,781		1,773,860	SH		SOLE		1,773,860
PROSHARES REAL ESTATE			CS	74347R552	1,362		25,835		SH		SOLE		25,835
Triplecrown Acquisition Corp		CS	89677G109	6,936		740,200		SH		SOLE		740,200
TERADATA CORP				CS	88076W103	2,085		128,573		SH		SOLE		128,573
Ishares Barclays 20 + Year		CS	464287432	5,286		50,000		SH		SOLE		50,000
HICKS ACQUISITION CO			CS	429086309	2,826		300,000		SH		SOLE		300,000
TRIAN ACQUISITION CORP			CS	89582E108	3,473		373,000		SH		SOLE		373,000
TIME WARNER INC				CS	887317105	17,005		2,000,000	SH		SOLE		2,000,000
UNITED DOM RLTY 3.625% 9/11		CB	910197AM4	9,900		12,000,000	PRN		SOLE		12,000,000
UNITED REFINING ENERGY CORP		CS	911360105	4,024		419,600		SH		SOLE		419,600
VORNADO RLTY L P 3.875%  4/25		CB	929043AC1	7,747		10,000,000	PRN		SOLE		10,000,000
Victory Acquisition Corp		CS	92644D100	3,889		392,800		SH		SOLE		392,800
WRIGHT MED GROUP INC 2.625% 12/14	CB	98235TAA5	1,339		2,000,000	PRN		SOLE		2,000,000
WABASH NATIONAL				CS	929566107	26		20,805		SH		SOLE		20,805
WATSON PHARMACEUTICALS INC 1.75% 3/23	CB	942683AC7	20,078		20,778,000	PRN		SOLE		20,778,000
REIS INC				CS	75936P105	2,603		847,870		SH		SOLE		847,870
Ishares MSCI EMERGING MKTS		OC	464287234	9,212		3,713			CALL	SOLE		3,713
								731,610

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